Statement of Changes in Net Assets Available for Benefits - EBP 013 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Employee	$ 17,666
Employer	5,977
Total Contributions	23,643
Deductions:
Benefits Paid to Participants or Their Beneficiaries	35,694
Total Deductions	35,694
Interest from Notes Receivable from Participants	661
Net Investment Gain from Plan’s Interest in Commingled Trust	39,785
Net Transfers to Other Plans	(1,753)
Net Increase in Net Assets Available for Benefits During the Year	26,642
Net Assets Available for Benefits at Beginning of Year	267,093
Net Assets Available for Benefits at End of Year	$ 293,735